Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables
Schedule of trade and other receivables

	As of December 31,
	2022	2023
Trade receivables	3,207	6,957
VAT receivable	832	1,249
Accrued income	8,647	10,372
Insurance claims	1,444	5,117
Other receivables	8,767	13,023
Total	22,897	36,718